Related Party Transactions	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Related Party Transactions
Note 4—Related Party Transactions
Founder Shares
On December 15, 2020, the Sponsor paid $25,000 to cover for certain offering costs on behalf of the Company in exchange for issuance of 7,187,500 shares of the Company’s Class B common stock, par value $0.0001 per share, (the “
Founder Shares
”). In February 2021, the Sponsor transferred 25,000 Founder Shares to each of Darla Anderson, Francesca Luthi and Charles E. Wert, the director nominees. On March 4, 2021, the
Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. The initial stockholders have agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Proposed Public Offering.
The initial stockholders will agree, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their Class A common stock for cash, securities or other property.
Private Placement Warrants
The Sponsor has agreed to purchase an aggregate of 5,333,333 Private Placement Warrants (or 5,933,333 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full), at a price of $1.50 per Private Placement Warrant ($8.0 million in the aggregate, or $8.9 million if the underwriters’ over-allotment option is exercised in full) in a private placement that will occur simultaneously with the closing of the Proposed Public Offering.
Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
for cash and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors will agree, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On December 15, 2020, the Sponsor agreed to loan the Company an aggregate of up to $200,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the “
Note
”). This loan
is non-interest bearing
and payable on the earlier of December 31, 2021 or the completion of the Proposed Public Offering. As of December 31, 2020, the Company borrowed $750 under the Note. Subsequent to December 31, 2020, the Company borrowed approximately $96,000 under the Note.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“
Working Capital Loans
”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to
$1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.
Administrative Services Agreement
The Company will enter into an agreement that will provide that, commencing on the date that the Company’s securities are first listed on New York Stock Exchange and continuing until the earlier of the Company’s consummation of a Business Combination and the Company’s liquidation, to the Company will pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team.
The Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or the Company’s or their affiliates.

Note 4—Related Party Transactions
Founder Shares
On December 15, 2020, the Sponsor paid $25,000 to cover for certain offering costs on behalf of the Company in exchange for issuance of 7,187,500 shares of the Company’s Class B common stock, par value $0.0001 per share, (the “Founder Shares”). In February 2021, the Sponsor transferred 25,000 Founder Shares to each of Darla Anderson, Francesca Luthi and Charles E. Wert, the directors. On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. The initial stockholders agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriter exercised its over-allotment option in full on March 9, 2021; thus, these 1,125,000 Founder Shares were no longer subject to forfeiture.
The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A common stock equals or exceeds
$12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the stockholders having the right to exchange their Class A common stock for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,933,333 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant to the Sponsor, generating proceeds of $8.9 million.
Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
for cash and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On December 15, 2020, the Sponsor agreed to loan the Company an aggregate of up to $200,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest
bearing and payable upon the completion of the Initial Public Offering. The Company fully borrowed $200,000 under the Note and received an advance of approximately $791,000 from the related parties. The Company fully repaid the Note balance and the advance from the related parties, for a total of approximately $991,000, on March 10, 2021. In August 2021, the Company received an advance of $37,000 from an officer for working capital needs.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of
September
 30, 2021 and December 31, 2020, the Company had no borrowings under the Working Capital Loans.
Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on New York Stock Exchange in March 2021 and continuing until the earlier of the Company’s consummation of a Business Combination or the Company’s liquidation, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. For the three and nine
months ended
September
 30, 2021, the Company accrued $30,000 and $70,000,
respectively, in connection with such services in the accompanying unaudited condensed consolidated statements of operations.
The Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or the Company’s or their affiliates.

Planet Labs Inc [Member]
Related Party Transactions
10.	Related Party Transactions
As of October 31, 2021 and January 31, 2021, Google owned greater than 10% of the Company’s common equivalent shares through its total investment of 18,633,305 shares in Series D preferred stock.
In March 2020, Google purchased $10.0 million of 2020 Convertible Notes (Note 7). Upon issuance of the 2020 Convertible Note to Google, the Company also issued warrants to Google for the purchase of 139,126 shares of Series D preferred stock. As of October 31, 2021 and January 31, 2021, the outstanding principal and accrued interest associated with the 2020 Convertible Notes held by Google was $11.0 million and $10.5 million, included in Convertible notes, current and non-current,
on the Company’s unaudited condensed consolidated balance sheet.
In 2017, the Company and Google entered into a five year content license agreement under which Google licensed content covering Google’s specified areas of interest. The contract automatically renews for one additional year if the parties fail to fulfill their respective obligations at the end of year 5. As of October 31, 2021 and January 31, 2021, the deferred revenue balance associated with the content license agreement was $15.2 million and $20.8 million, respectively. For the nine months ended October 31, 2021 and 2020, the Company recognized revenue of $5.6 million and $9.5 million, respectively, related to the content license agreement.
In addition, the Company purchases hosting and other services from Google, of which $17.0 million and $10.3 million is deferred as of October 31, 2021 and January 31, 2021, respectively. The Company recorded hosting expense of $13.7 million and $9.5 million during the nine months ended October 31, 2021 and 2020, respectively. As of October 31, 2021, the Company’s accounts payable and accrued liabilities balance related to hosting and other services provided by Google was $1.9 million. As of January 31, 2021, no amounts were due for such services. On June 28, 2021, the Company amended the terms of its hosting agreement with Google. The amendment, among other things, increases the aggregate purchase commitments to $193.0 million. The amended agreement commenced on August 1, 2021 and extends through January 31, 2028. See Note 6 for future Google hosting purchase commitments, including the amended commitments as of October 31, 2021.

11.	Related Party Transactions
As of January 31, 2021, Google owned greater than 10% of the Company’s common equivalent shares through its total investment of 18,633,305 shares in Series D preferred stock.
In March 2020, Google purchased $10.0 million of 2020 Convertible Notes (Note 8). Upon issuance of the 2020 Convertible Note to Google, the Company also issued warrants to Google for the purchase of 139,126 shares of Series D preferred stock. As of January 31, 2021, the outstanding principal and accrued interest associated with the 2020 Convertible Notes held by Google was $10.5 million, included in Convertible notes, non-current, on the Company’s consolidated balance sheet.
In 2017, the Company and Google entered into a 5 year content license agreement under which Google licensed content covering Google’s specified areas of interest. The contract automatically renews for one additional year if the parties fail to fulfill their respective obligations at the end of year 5. As of January 31, 2021 and 2020, the deferred revenue balance associated with the content license agreement was $20.8 million and $32.3 million, respectively. For the years ended January 31, 2021 and 2020, the Company recognized revenue of $11.5 million and $8.1 million, respectively, related to the content license agreement.
In addition, the Company purchases hosting and other services from Google, of which $10.3 million is deferred as of January 31, 2021. The Company recorded hosting expense of $13.1 million and $10.9 million during the years ended January 31, 2021 and 2020, respectively. As of January 31, 2020, the Company’s accounts payable and accrued liabilities balance included $1.0 million related to hosting and other services provided by Google. As of January 31, 2021, no amounts were due for such services. See Note 7 for future Google hosting purchase commitments as of January 31, 2021. On June 28, 2021, the Company amended the terms of its hosting and service arrangement with Google, see Note 16.